[logo] PIONEER Investments(R)




May 2, 2008



VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Tax Free Income Fund (the "Trust")
     (File Nos. 2-57653 and 811-02704)
     CIK No. 0000202679

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses and statements of additional information, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 54 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on April 29, 2008 (Accession No. 0000202679-08-000012).

If  you  have  any   questions  or  comments   concerning   the   foregoing
certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kate Alexander
    Kate Alexander

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




"Member of the UniCredito Italiano Banking Group, Register of Banking Groups."